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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.2%
ADVERTISING—0.7%
Lamar Advertising Co., Cl. A*	373,981	$18,197,916

AEROSPACE & DEFENSE—2.3%
Honeywell International, Inc.	283,133	25,830,224
Precision Castparts Corp.	23,999	6,113,745
The Boeing Co.	197,824	24,779,434
		56,723,403
AIR FREIGHT & LOGISTICS—0.6%
United Parcel Service, Inc., Cl. B	141,955	13,518,375

AIRLINES—0.9%
Copa Holdings SA, Cl. A	77,925	10,184,797
Delta Air Lines, Inc.	360,767	11,043,078
		21,227,875
APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Fifth & Pacific Cos, Inc.*	317,043	9,099,134
Michael Kors Holdings Ltd.*	189,079	15,113,085
PVH Corp.	116,421	14,071,806
Ralph Lauren Corp.	26,720	4,192,101
		42,476,126
APPAREL RETAIL—0.2%
L Brands, Inc.	104,645	5,479,212

APPLICATION SOFTWARE—1.5%
Salesforce.com, Inc.*	336,087	20,343,346
SAP AG#	213,953	16,350,288
		36,693,634
AUTO PARTS & EQUIPMENT—1.9%
BorgWarner, Inc.	66,654	3,579,320
Delphi Automotive PLC.	402,937	24,534,834
Johnson Controls, Inc.	245,337	11,314,942
WABCO Holdings, Inc.*	90,848	7,832,915
		47,262,011
AUTOMOBILE MANUFACTURERS—1.3%
General Motors Co.*	878,937	31,712,047

BIOTECHNOLOGY—5.7%
Amgen, Inc.	113,098	13,453,007
Biogen Idec, Inc.*	101,244	31,652,924
Gilead Sciences, Inc.*	761,176	61,388,844
Pharmacyclics, Inc.*	160,222	21,320,742
Vertex Pharmaceuticals, Inc.*	137,486	10,866,894
		138,682,411
BROADCASTING—0.7%
CBS Corp., Cl. B	311,738	18,305,255

CABLE & SATELLITE—3.1%
Comcast Corporation, Cl. A	804,316	43,795,006
DISH Network Corp.*	227,167	12,807,676
Time Warner Cable, Inc.	153,615	20,472,271
		77,074,953

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CASINOS & GAMING—1.7%
Las Vegas Sands Corp.	397,300	$30,401,396
Wynn Resorts Ltd.	48,290	10,499,212
		40,900,608
COMMUNICATIONS EQUIPMENT—2.2%
F5 Networks, Inc.*	215,508	23,059,356
QUALCOMM, Inc.	412,846	30,641,430
		53,700,786
COMPUTER & ELECTRONICS RETAIL—0.1%
Best Buy Co., Inc.	101,827	2,397,008

COMPUTER HARDWARE—5.3%
Apple, Inc.	217,622	108,941,573
NCR Corp.*	570,542	20,077,373
		129,018,946
COMPUTER STORAGE & PERIPHERALS—0.5%
Western Digital Corp.	143,996	12,408,135

CONSTRUCTION & ENGINEERING—1.2%
Chicago Bridge & Iron Co., NV	149,826	11,235,452
Quanta Services, Inc.*	546,348	17,029,667
		28,265,119
CONSTRUCTION MATERIALS—0.6%
Eagle Materials, Inc.	200,642	15,800,558

CONSUMER FINANCE—1.0%
American Express Co.	102,410	8,706,898
Discover Financial Services	306,161	16,425,538
		25,132,436
DATA PROCESSING & OUTSOURCED SERVICES—2.8%
Alliance Data Systems Corp.*	48,144	11,538,191
Visa, Inc., Cl. A	265,352	57,164,781
		68,702,972
DEPARTMENT STORES—0.5%
Macy’s, Inc.	215,994	11,490,881

DISTILLERS & VINTNERS—0.5%
Beam, Inc.	150,117	12,504,746

DIVERSIFIED CHEMICALS—0.7%
Eastman Chemical Co.	209,192	16,308,608

DRUG RETAIL—2.2%
CVS Caremark Corp.	804,593	54,487,038

EDUCATION SERVICES—0.2%
New Oriental Education & Technology Group#	188,788	5,539,040

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Eaton Corp., PLC.	325,971	23,825,220

FOOTWEAR—0.5%
NIKE, Inc., Cl. B	168,481	12,273,841

GENERAL MERCHANDISE STORES—0.3%
Dollar General Corp.*	109,906	6,189,906

HEALTH CARE EQUIPMENT—2.2%
Covidien PLC.	361,000	24,634,640

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—(CONT.)
Insulet Corp.*	129,713	$5,577,659
St. Jude Medical, Inc.	204,626	12,426,937
Zimmer Holdings, Inc.	129,421	12,161,691
		54,800,927
HEALTH CARE FACILITIES—1.2%
HCA Holdings, Inc.*	553,270	27,812,883
Universal Health Services, Inc., Cl. B	28,964	2,375,627
		30,188,510
HEALTH CARE SERVICES—1.5%
Express Scripts, Inc.*	476,974	35,625,188

HOME IMPROVEMENT RETAIL—3.5%
Lowe’s Companies, Inc.	799,458	37,006,911
The Home Depot, Inc.	635,835	48,863,920
		85,870,831
HOTELS RESORTS & CRUISE LINES—0.5%
Extended Stay America, Inc.	108,045	2,749,745
Hilton Worldwide Holdings, Inc.*	430,821	9,327,275
		12,077,020
HOUSEHOLD PRODUCTS—0.5%
The Procter & Gamble Co.	160,125	12,268,778

HOUSEWARES & SPECIALTIES—0.5%
Jarden Corp.*	194,812	11,776,385

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
Robert Half International, Inc.	392,636	16,404,332

INDUSTRIAL CONGLOMERATES—0.8%
Danaher Corp.	268,850	19,999,752

INDUSTRIAL MACHINERY—0.6%
Ingersoll-Rand PLC.	267,490	15,725,737

INTEGRATED TELECOMMUNICATION SERVICES—0.4%
Verizon Communications, Inc.	225,418	10,824,572

INTERNET RETAIL—3.4%
Amazon.com, Inc.*	169,938	60,955,061
priceline.com, Inc.*	19,335	22,136,448
		83,091,509
INTERNET SOFTWARE & SERVICES—10.4%
eBay, Inc.*	813,255	43,265,166
Facebook, Inc.*	1,066,010	66,700,246
Google, Inc., Cl. A*	95,035	112,233,484
Vistaprint NV*	337,023	16,473,684
Yahoo! Inc.*	471,727	16,991,606
		255,664,186
INVESTMENT BANKING & BROKERAGE—1.6%
Morgan Stanley	1,307,961	38,597,929

IT CONSULTING & OTHER SERVICES—0.4%
International Business Machines Corp.	53,245	9,407,327

LIFE & HEALTH INSURANCE—0.3%
Lincoln National Corp.	171,590	8,241,468

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE SCIENCES TOOLS & SERVICES—1.1%
Thermo Fisher Scientific, Inc.	223,475	$25,730,912

MOVIES & ENTERTAINMENT—1.0%
Viacom, Inc., Cl. B	300,234	24,649,211

MULTI-LINE INSURANCE—0.6%
American International Group, Inc.	300,234	14,399,223

OIL & GAS EQUIPMENT & SERVICES—1.8%
Halliburton Company	335,404	16,438,150
National Oilwell Varco, Inc.	208,415	15,633,209
Weatherford International Ltd.*	928,976	12,578,335
		44,649,694
OIL & GAS EXPLORATION & PRODUCTION—1.9%
Anadarko Petroleum Corp.	232,511	18,761,313
Cabot Oil & Gas Corp.	350,176	14,000,036
Pioneer Natural Resources Co.	77,978	13,203,235
		45,964,584
OTHER DIVERSIFIED FINANCIAL SERVICES—2.0%
Citigroup, Inc.	419,356	19,890,055
JPMorgan Chase & Co.	513,313	28,417,008
		48,307,063
PHARMACEUTICALS—5.0%
AbbVie, Inc.	369,317	18,181,476
Actavis plc.*	171,104	32,335,234
Bristol-Myers Squibb Co.	345,123	17,245,796
Eli Lilly & Co.	361,350	19,516,514
Pfizer, Inc.	574,943	17,478,267
Zoetis, Inc.	602,508	18,292,143
		123,049,430
REGIONAL BANKS—0.6%
Regions Financial Corp.	1,421,885	14,460,570

RESTAURANTS—1.7%
McDonald’s Corp.	185,096	17,430,490
Starbucks Corp.	254,567	18,104,805
Yum! Brands, Inc.	72,872	4,893,355
		40,428,650
SECURITY & ALARM SERVICES—1.1%
Tyco International Ltd.	638,415	25,849,423

SEMICONDUCTOR EQUIPMENT—1.3%
ASML Holding NV NY Reg#	211,307	17,882,911
Lam Research Corp.*	253,013	12,804,988
		30,687,899
SEMICONDUCTORS—2.4%
Avago Technologies Ltd.	181,112	9,895,960
Micron Technology, Inc.*	491,733	11,329,528
NXP Semiconductor NV*	793,628	38,371,914
		59,597,402
SOFT DRINKS—1.8%
PepsiCo, Inc.	373,884	30,045,318

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SOFT DRINKS—(CONT.)
The Coca-Cola Co.	344,832	$13,041,547
		43,086,865
SPECIALIZED FINANCE—0.5%
IntercontinentalExchange Group, Inc.	62,670	13,084,869

SPECIALTY CHEMICALS—1.5%
Rockwood Holdings, Inc.	542,321	37,165,258

SYSTEMS SOFTWARE—0.7%
Microsoft Corp.	438,959	16,614,598

TOBACCO—0.4%
Philip Morris International, Inc.	120,196	9,392,115

TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc.*	217,548	4,670,755
United Rentals, Inc.*	178,489	14,446,900
		19,117,655
WIRELESS TELECOMMUNICATION SERVICES—0.6%
SoftBank Corp.	205,008	15,172,478
TOTAL COMMON STOCKS
(Cost $2,003,010,944)		2,378,271,416

MASTER LIMITED PARTNERSHIP—1.1%
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Blackstone Group LP.	766,228	25,093,967
(Cost $15,205,672)		25,093,967

	PRINCIPAL AMOUNT
CONVERTIBLE NOTES—0.0%
ADVERTISING—0.0%
Choicestream, Inc., 15.00%, 3/31/2014(L3),(a)	824,232	824,232
(Cost $824,232)		824,232
Total Investments
(Cost $2,019,040,848)(b)	98 .3%	2,404,189,615
Other Assets in Excess of Liabilities	1.7%	42,250,438
NET ASSETS	100.0%	$2,446,440,053

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)	Security not registered under the Securities Act of 1933, and may not be sold or transferred without registration.
(b)

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,032,963,694, amounted to $371,225,921 which consisted of aggregate gross unrealized appreciation of $403,859,608 and aggregate gross unrealized depreciation of $32,633,687.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER CAPITAL APPRECIATION FOCUS FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.8%
ADVERTISING—1.0%
Lamar Advertising Co., Cl. A*	3,530	$171,770

AEROSPACE & DEFENSE—3.4%
Honeywell International, Inc.	3,150	287,375
The Boeing Co.	2,270	284,340
		571,715
AIRLINES—1.1%
Copa Holdings SA, Cl. A	1,460	190,822

APPAREL ACCESSORIES & LUXURY GOODS—2.6%
Fifth & Pacific Cos, Inc.*	2,730	78,351
PVH Corp.	2,300	278,001
Ralph Lauren Corp.	500	78,445
		434,797
APPLICATION SOFTWARE—1.2%
Salesforce.com, Inc.*	3,300	199,749

AUTO PARTS & EQUIPMENT—2.3%
Delphi Automotive PLC.	6,380	388,478

AUTOMOBILE MANUFACTURERS—1.8%
General Motors Co.*	8,320	300,186

BIOTECHNOLOGY—4.1%
Gilead Sciences, Inc.*	6,640	535,516
Pharmacyclics, Inc.*	1,230	163,676
		699,192
BROADCASTING—1.5%
CBS Corp., Cl. B	4,200	246,624

CABLE & SATELLITE—3.0%
Comcast Corporation, Cl. A	9,480	516,186

CASINOS & GAMING—2.5%
Las Vegas Sands Corp.	5,470	418,564

COMMUNICATIONS EQUIPMENT—1.4%
F5 Networks, Inc.*	2,220	237,540

COMPUTER HARDWARE—6.0%
Apple, Inc.	1,703	852,522
NCR Corp.*	4,600	161,874
		1,014,396
CONSTRUCTION & ENGINEERING—1.0%
Quanta Services, Inc.*	5,640	175,799

DATA PROCESSING & OUTSOURCED SERVICES—3.9%
Visa, Inc., Cl. A	3,070	661,370

DRUG RETAIL—2.8%
CVS Caremark Corp.	7,060	478,103

ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Eaton Corp., PLC.	3,610	263,855

HEALTH CARE FACILITIES—1.6%
HCA Holdings, Inc.*	5,450	273,971

HEALTH CARE SERVICES—1.9%
Express Scripts, Inc.*	4,370	326,395

HOME IMPROVEMENT RETAIL—4.6%
Lowe’s Companies, Inc.	6,110	282,832

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOME IMPROVEMENT RETAIL—(CONT.)
The Home Depot, Inc.	6,490	$498,756
		781,588
HOUSEHOLD PRODUCTS—0.7%
The Procter & Gamble Co.	1,560	119,527

INTERNET RETAIL—3.2%
Amazon.com, Inc.*	1,500	538,035

INTERNET SOFTWARE & SERVICES—13.0%
eBay, Inc.*	7,040	374,528
Facebook, Inc.*	9,070	567,510
Google, Inc., Cl. A*	830	980,205
Vistaprint NV*	3,270	159,838
Yahoo! Inc.*	3,610	130,032
		2,212,113
INVESTMENT BANKING & BROKERAGE—3.0%
Morgan Stanley	17,410	513,769

LIFE SCIENCES TOOLS & SERVICES—0.5%
Thermo Fisher Scientific, Inc.	740	85,204

MOVIES & ENTERTAINMENT—2.5%
Viacom, Inc., Cl. B	5,080	417,068

OIL & GAS EQUIPMENT & SERVICES—1.8%
Halliburton Company	3,906	191,433
Weatherford International Ltd.*	9,020	122,131
		313,564
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Pioneer Natural Resources Co.	920	155,774

OTHER DIVERSIFIED FINANCIAL SERVICES—3.6%
Citigroup, Inc.	5,220	247,585
JPMorgan Chase & Co.	6,720	372,019
		619,604
PHARMACEUTICALS—3.3%
Actavis plc.*	1,950	368,511
Eli Lilly & Co.	3,600	194,436
		562,947
SECURITY & ALARM SERVICES—2.3%
Tyco International Ltd.	9,790	396,397

SEMICONDUCTORS—2.6%
Micron Technology, Inc.*	4,040	93,082
NXP Semiconductor NV*	7,150	345,702
		438,784
SOFT DRINKS—1.5%
PepsiCo, Inc.	3,280	263,581

SPECIALTY CHEMICALS—3.1%
Rockwood Holdings, Inc.	7,710	528,366

WIRELESS TELECOMMUNICATION SERVICES—0.5%
SoftBank Corp.	1,040	76,970
TOTAL COMMON STOCKS
(Cost $13,545,713)		15,592,803

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—2.5%
ASSET MANAGEMENT & CUSTODY BANKS—2.5%
Blackstone Group LP.	13,190	$431,973
(Cost $283,750)		431,973
Total Investments
(Cost $13,829,463)(a)	94.3%	16,024,776
Other Assets in Excess of Liabilities	5.7%	970,015
NET ASSETS	100.0%	$16,994,791

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
(a)

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,822,461, amounted to $2,202,315 which consisted of aggregate gross unrealized appreciation of $2,398,588 and aggregate gross unrealized depreciation of $196,273.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.3%
ADVERTISING—0.7%
Lamar Advertising Co., Cl. A*	24,400	$1,187,304

AEROSPACE & DEFENSE—1.3%
B/E Aerospace, Inc.*	16,700	1,327,149
TransDigm Group, Inc.	5,700	952,071
		2,279,220
AIRLINES—1.9%
Copa Holdings SA, Cl. A	9,800	1,280,860
Delta Air Lines, Inc.	60,900	1,864,149
		3,145,009
ALTERNATIVE CARRIERS—1.0%
Cogent Communications Group, Inc.	42,200	1,745,814

APPAREL ACCESSORIES & LUXURY GOODS—3.4%
Fifth & Pacific Cos, Inc.*	67,100	1,925,770
Michael Kors Holdings Ltd.*	12,800	1,023,104
PVH Corp.	11,300	1,365,831
Ralph Lauren Corp.	6,900	1,082,541
Under Armour, Inc., Cl. A*	4,100	443,251
		5,840,497
APPAREL RETAIL—1.2%
L Brands, Inc.	15,000	785,400
Ross Stores, Inc.	17,200	1,168,052
		1,953,452
APPLICATION SOFTWARE—2.1%
Autodesk, Inc.*	13,800	707,250
Citrix Systems, Inc.*	12,900	697,503
Synchronoss Technologies, Inc.*	38,900	1,037,074
Workday, Inc.*	13,200	1,181,928
		3,623,755
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Affiliated Managers Group, Inc.*	6,500	1,295,060
Waddell & Reed Financial, Inc., Cl. A	15,500	1,004,710
		2,299,770
AUTO PARTS & EQUIPMENT—2.9%
BorgWarner, Inc.	32,200	1,729,140
Delphi Automotive PLC.	31,750	1,933,257
Johnson Controls, Inc.	16,800	774,816
WABCO Holdings, Inc.*	4,600	396,612
		4,833,825
AUTOMOBILE MANUFACTURERS—0.5%
Tesla Motors, Inc.*	4,600	834,486

BIOTECHNOLOGY—5.4%
Alexion Pharmaceuticals, Inc.*	13,000	2,063,490
BioMarin Pharmaceutical, Inc.*	21,600	1,487,808
Celldex Therapeutics, Inc.*	19,800	510,444
Gilead Sciences, Inc.*	22,700	1,830,755
Idenix Pharmaceuticals, Inc.*	56,359	395,077
Intercept Pharmaceuticals, Inc.*	1,100	330,968
Pharmacyclics, Inc.*	10,500	1,397,235

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BIOTECHNOLOGY—(CONT.)
Portola Pharmaceuticals, Inc.*	20,100	$536,067
Vertex Pharmaceuticals, Inc.*	6,900	545,376
		9,097,220
BROADCASTING—2.9%
CBS Corp., Cl. B~	27,900	1,638,288
Cumulus Media, Inc., Cl. A*	215,300	1,440,357
Sinclair Broadcast Group, Inc., CL. A	56,200	1,765,804
		4,844,449
BUILDING PRODUCTS—0.8%
Lennox International, Inc.	15,200	1,315,712

CABLE & SATELLITE—2.3%
Charter Communications, Inc.*	12,000	1,644,000
DISH Network Corp.*	22,300	1,257,274
Liberty Global, Inc., Cl. A*	12,700	1,015,111
		3,916,385
CASINOS & GAMING—2.9%
MGM Resorts International*	98,700	2,404,332
Wynn Resorts Ltd.	11,600	2,522,072
		4,926,404
COAL & CONSUMABLE FUELS—0.1%
Peabody Energy Corp.	7,500	127,875

COMMUNICATIONS EQUIPMENT—1.8%
ARRIS Group, Inc.*	50,300	1,302,770
F5 Networks, Inc.*	16,700	1,786,900
		3,089,670
COMPUTER HARDWARE—0.9%
NCR Corp.*	45,100	1,587,069

COMPUTER STORAGE & PERIPHERALS—1.0%
Western Digital Corp.	20,100	1,732,017

CONSTRUCTION & ENGINEERING—0.6%
Quanta Services, Inc.*	31,600	984,972

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
Oshkosh Corp.	26,600	1,440,124

CONSTRUCTION MATERIALS—0.8%
Eagle Materials, Inc.	18,300	1,441,125

DATA PROCESSING & OUTSOURCED SERVICES—2.4%
Alliance Data Systems Corp.*,~	8,400	2,013,144
Fiserv, Inc.*	35,300	1,978,565
		3,991,709
DEPARTMENT STORES—0.9%
Macy’s, Inc.	29,100	1,548,120

DISTILLERS & VINTNERS—1.6%
Beam, Inc.	32,000	2,665,600

DISTRIBUTORS—0.7%
LKQ Corp.*	44,100	1,193,787

DIVERSIFIED CHEMICALS—0.6%
Eastman Chemical Co.	12,400	966,704

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Eaton Corp., PLC.	20,000	$1,461,800
Hubbell, Inc., Cl. B	9,200	1,073,916
Rockwell Automation, Inc.	6,000	689,040
		3,224,756
ELECTRONIC EQUIPMENT MANUFACTURERS—0.6%
OSI Systems, Inc.*	18,000	1,042,740

ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Stericycle, Inc.*	7,400	866,244

FOOD RETAIL—0.5%
Whole Foods Market, Inc.	15,600	815,256

GENERAL MERCHANDISE STORES—0.9%
Dollar General Corp.*	28,350	1,596,672

HEALTH CARE EQUIPMENT—1.2%
St. Jude Medical, Inc.	33,200	2,016,236

HEALTH CARE FACILITIES—2.8%
HCA Holdings, Inc.*,~	67,300	3,383,171
Tenet Healthcare Corporation*	27,800	1,279,078
		4,662,249
HEALTH CARE SERVICES—1.4%
Catamaran Corp.*	47,810	2,324,522

HOMEBUILDING—0.8%
Lennar Corp., Cl. A	32,800	1,317,248

HOTELS RESORTS & CRUISE LINES—1.6%
Extended Stay America, Inc.	57,700	1,468,465
Hilton Worldwide Holdings, Inc.*	59,500	1,288,175
		2,756,640
HOUSEWARES & SPECIALTIES—1.3%
Jarden Corp.*	36,500	2,206,425

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
Robert Half International, Inc.	26,800	1,119,704

INDUSTRIAL MACHINERY—1.1%
Ingersoll-Rand PLC.	31,100	1,828,369

INSURANCE BROKERS—0.9%
Aon PLC.	17,980	1,446,671

INTEGRATED OIL & GAS—0.1%
Hess Corp.^	3,200	241,568

INTERNET RETAIL—0.3%
NetFlix, Inc.*	1,300	532,129

INTERNET SOFTWARE & SERVICES—2.6%
Cornerstone OnDemand, Inc.*	23,000	1,312,150
OpenTable, Inc.*	11,000	828,080
Trulia, Inc.*	27,400	946,122
Vistaprint NV*	25,790	1,260,615
		4,346,967
LIFE SCIENCES TOOLS & SERVICES—0.6%
Charles River Laboratories International, Inc.*	17,300	977,969

MOTORCYCLE MANUFACTURERS—0.8%
Harley-Davidson, Inc.	23,300	1,437,377

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OFFICE SERVICES & SUPPLIES—0.6%
West Corp.	43,600	$1,008,032

OIL & GAS DRILLING—0.1%
Seadrill Ltd	6,400	228,544

OIL & GAS EQUIPMENT & SERVICES—2.6%
Cameron International Corp.*^	45,950	2,755,621
Superior Energy Services, Inc.^	65,100	1,538,964
Weatherford International Ltd.*	3,600	48,744
		4,343,329
OIL & GAS EXPLORATION & PRODUCTION—3.7%
Cabot Oil & Gas Corp.^	42,600	1,703,148
Cobalt International Energy, Inc.*	2,300	37,651
Denbury Resources, Inc.	100,700	1,618,249
Pioneer Natural Resources Co.^	8,600	1,456,152
QEP Resources, Inc.	4,200	129,738
Rosetta Resources, Inc.*	6,200	264,182
Whiting Petroleum Corp.*^	18,800	1,097,544
		6,306,664
OIL & GAS REFINING & MARKETING—0.2%
HollyFrontier Corp.^	9,200	425,960

PACKAGED FOODS & MEATS—2.5%
ConAgra Foods, Inc.~	66,800	2,123,572
The Hershey Co.	21,300	2,117,220
		4,240,792
PHARMACEUTICALS—3.1%
Actavis plc.*,~	18,900	3,571,722
Zoetis, Inc.	54,400	1,651,584
		5,223,306
REAL ESTATE SERVICES—0.9%
Jones Lang LaSalle, Inc.	13,000	1,485,380

REGIONAL BANKS—0.7%
Regions Financial Corp.	118,500	1,205,145

RESEARCH & CONSULTING SERVICES—0.5%
CoStar Group, Inc.*	5,400	929,016

RESTAURANTS—1.0%
Dunkin’ Brands Group, Inc.	36,600	1,702,998

SECURITY & ALARM SERVICES—1.1%
Tyco International Ltd.	47,500	1,923,275

SEMICONDUCTOR EQUIPMENT—1.0%
Lam Research Corp.*	32,300	1,634,703

SEMICONDUCTORS—4.0%
Avago Technologies Ltd.	35,400	1,934,256
Micron Technology, Inc.*	49,600	1,142,784
Microsemi Corp.*	69,100	1,619,704
NXP Semiconductor NV*	42,600	2,059,710
		6,756,454
SOFT DRINKS—0.6%
Monster Beverage Corp.*	14,600	991,340

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALIZED FINANCE—1.8%
IntercontinentalExchange Group, Inc.	9,200	$1,920,868
Moody’s Corp.	14,400	1,073,952
		2,994,820
SPECIALTY CHEMICALS—3.2%
PPG Industries, Inc.	6,000	1,094,160
Rockwood Holdings, Inc.	32,000	2,192,960
The Sherwin-Williams Co.	11,200	2,052,512
		5,339,632
SPECIALTY STORES—2.4%
Tiffany & Co.	17,698	1,472,297
Tractor Supply Co.	18,700	1,243,737
Ulta Salon, Cosmetics & Fragrance, Inc.*	14,800	1,268,508
		3,984,542
SYSTEMS SOFTWARE—2.0%
Check Point Software Technologies Ltd.*	12,800	837,504
CommVault Systems, Inc.*	16,400	1,132,748
ServiceNow, Inc.*	22,300	1,414,489
		3,384,741
TOBACCO—1.1%
Lorillard, Inc.	38,200	1,880,204

TRADING COMPANIES & DISTRIBUTORS—2.0%
United Rentals, Inc.*	21,600	1,748,304
WW Grainger, Inc.	7,300	1,711,704
		3,460,008
TRUCKING—0.7%
Swift Transportation Co.*	51,500	1,122,700
TOTAL COMMON STOCKS
(Cost $148,680,925)		167,943,401

MASTER LIMITED PARTNERSHIP—0.8%
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
The Carlyle Group LP	36,800	1,281,008
(Cost $1,179,874)		1,281,008

	CONTRACTS
PURCHASED OPTIONS—0.1%
PUT OPTIONS—0.1%
Hess Corp./ February/ 75*,~	621	81,972
Whiting Petroleum Corp./ February/ 57.5*,~	311	46,339
TOTAL PUT OPTIONS
(Cost $112,942)		128,311
TOTAL PURCHASED OPTIONS
(Cost $112,942)		128,311

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE NOTES—0.0%
ADVERTISING—0.0%
Choicestream, Inc., 15.00%, 3/31/2014(L3),(a)	59,048	$59,048
(Cost $59,048)		59,048
Total Investments
(Cost $150,032,789)(b)	100.2%	169,411,768
Liabilities in Excess of Other Assets	—%	(345,981)
NET ASSETS	100.0%	$169,065,787

^	All or a portion of this security has been pledged as collateral for written call options.
~	All or a portion of this security has been pledged as collateral for written put options.
‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
(a)	Security not registered under the Securities Act of 1933, and may not be sold or transferred without registration.
(b)

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $150,529,315, amounted to $18,882,453 which consisted of aggregate gross unrealized appreciation of $23,018,629 and aggregate gross unrealized depreciation of $4,136,176.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Cabot Oil & Gas Corp./ February/ 37.5	(62)	(6,200)	$(4,340)
Cabot Oil & Gas Corp./ February/ 40	(140)	(14,000)	(21,560)
Cabot Oil & Gas Corp./ February/ 42.5(L2)	(32)	(3,200)	(9,920)
Cameron International Corp./ February/ 60	(77)	(7,700)	(9,471)
Cameron International Corp./ February/ 62.5	(54)	(5,400)	(14,850)
Cheniere Energy, Inc./ February/ 44	(62)	(6,200)	(11,842)
Cheniere Energy, Inc./ February/ 46	(31)	(3,100)	(8,649)
Cobalt International Energy, Inc./ February/ 20(L2)	(47)	(4,700)	(16,450)
Gulfport Energy Corp./ February/ 50	(31)	(3,100)	(1,023)
Gulfport Energy Corp./ February/ 52.5	(31)	(3,100)	(1,550)
Hess Corp./ February/ 72.5	(94)	(9,400)	(5,076)
Hess Corp./ February/ 77.5	(279)	(27,900)	(78,678)
Hess Corp./ February/ 80(L2)	(62)	(6,200)	(28,210)
HollyFrontier Corp./ February/ 48(L2)	(31)	(3,100)	(6,665)
HollyFrontier Corp./ February/ 49(L2)	(31)	(3,100)	(8,680)
HollyFrontier Corp./ February/ 50	(30)	(3,000)	(10,500)
Peabody Energy Corp./ February/ 20(L2)	(124)	(12,400)	(35,960)
Pioneer Natural Resources Co./ February/ 185(L2)	(8)	(800)	(12,880)
Pioneer Natural Resources Co./ February/ 190(L2)	(8)	(800)	(16,320)
QEP Resources, Inc./ February/ 35(L2)	(93)	(9,300)	(33,480)
Seadrill Ltd/ February/ 42(L2)	(62)	(6,200)	(36,580)
Superior Energy Services, Inc./ February/ 27.5(L2)	(93)	(9,300)	(31,620)
Weatherford International Ltd/ February/ 17	(156)	(15,600)	(57,408)
Whiting Petroleum Corp./ February/ 55	(63)	(6,300)	(3,150)
Whiting Petroleum Corp./ February/ 60(L2)	(217)	(21,700)	(58,590)
Whiting Petroleum Corp./ February/ 62.5	(187)	(18,700)	(70,312)
Whiting Petroleum Corp./ February/ 65(L2)	(187)	(18,700)	(125,290)
TOTAL PUT OPTIONS WRITTEN
(Premiums Received $(688,468))			(719,054)
CALL OPTIONS WRITTEN
Cabot Oil & Gas Corp./ February/ 35(L2)	(109)	(10,900)	(54,500)
Cameron International Corp./ February/ 55	(147)	(14,700)	(86,730)
Cameron International Corp./ February/ 57.5	(31)	(3,100)	(10,230)
Hess Corp./ February/ 75	(16)	(1,600)	(3,504)
Hess Corp./ February/ 77.5	(16)	(1,600)	(1,536)
HollyFrontier Corp./ February/ 45(L2)	(62)	(6,200)	(12,400)
HollyFrontier Corp./ February/ 46	(30)	(3,000)	(5,730)
Pioneer Natural Resources Co./ February/ 170	(8)	(800)	(5,520)
Pioneer Natural Resources Co./ February/ 175	(8)	(800)	(3,600)
Superior Energy Services, Inc./ February/ 22.5(L2)	(31)	(3,100)	(4,185)
Superior Energy Services, Inc./ February/ 25	(434)	(43,400)	(10,850)
Whiting Petroleum Corp./ February/ 60	(125)	(12,500)	(18,875)
Whiting Petroleum Corp./ February/ 62.5	(62)	(6,200)	(4,650)
TOTAL CALL OPTIONS WRITTEN
(Premiums Received $(274,401))			(222,310)

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
CALL OPTIONS WRITTEN
TOTAL OPTIONS WRITTEN
(Premiums Received $(962,869))			$(941,364)

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.1%
AEROSPACE & DEFENSE—1.5%
Esterline Technologies Corp.*	49,675	$5,114,041
Hexcel Corp.*	215,950	9,000,796
		14,114,837
AIR FREIGHT & LOGISTICS—1.1%
HUB Group, Inc., Cl. A*	239,000	9,906,550

AIRLINES—0.8%
Alaska Air Group, Inc.	97,000	7,669,790

ALTERNATIVE CARRIERS—1.2%
Cogent Communications Group, Inc.	279,550	11,564,983

APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Fifth & Pacific Cos, Inc.*	311,350	8,935,745

APPAREL RETAIL—2.0%
ANN, Inc.*	201,000	6,500,340
DSW, Inc., Cl. A	191,450	7,208,093
The Children’s Place Retail Stores, Inc.*	91,750	4,832,472
		18,540,905
APPLICATION SOFTWARE—3.3%
Aspen Technology, Inc.*	249,750	11,381,107
BroadSoft, Inc.*	179,714	5,501,046
Synchronoss Technologies, Inc.*	259,500	6,918,270
Ultimate Software Group, Inc.*	45,950	7,500,419
		31,300,842
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Financial Engines, Inc.	131,300	7,998,796
WisdomTree Investments, Inc.*	429,652	6,066,686
		14,065,482
AUTO PARTS & EQUIPMENT—1.4%
American Axle & Manufacturing Holdings, Inc.*	372,100	6,928,502
Tenneco, Inc.*	117,050	6,653,122
		13,581,624
BIOTECHNOLOGY—8.6%
ACADIA Pharmaceuticals, Inc.*	276,400	6,440,120
Aegerion Pharmaceuticals, Inc.*	69,000	4,138,620
Alnylam Pharmaceuticals, Inc.*	40,600	3,396,596
Bluebird Bio, Inc.*	114,500	2,538,465
Celldex Therapeutics, Inc.*	228,950	5,902,331
Cepheid, Inc.*	190,500	10,069,830
Cubist Pharmaceuticals, Inc.*	131,450	9,607,680
Dicerna Pharmaceuticals, Inc.*	5,000	205,600
Exelixis, Inc.*	136,850	941,528
Foundation Medicine, Inc.*	75,350	2,255,979
Intercept Pharmaceuticals, Inc.*	21,850	6,574,228
Isis Pharmaceuticals, Inc.*	110,350	5,634,471
Neuralstem, Inc.*(L2)	495,800	1,631,182
Neurocrine Biosciences, Inc.*	155,550	2,658,349
Orexigen Therapeutics, Inc.*	687,450	4,674,660
Portola Pharmaceuticals, Inc.*	173,000	4,613,910
Puma Biotechnology, Inc.*	27,350	3,233,044

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BIOTECHNOLOGY—(CONT.)
Synageva BioPharma Corp.*	64,000	$5,797,120
		80,313,713
BROADCASTING—1.8%
Cumulus Media, Inc., Cl. A*	1,249,900	8,361,831
Nexstar Broadcasting Group, Inc.	184,100	8,846,005
		17,207,836
BUILDING PRODUCTS—1.1%
AO Smith Corp.	142,100	6,709,962
NCI Building Systems, Inc.*	211,450	3,899,138
		10,609,100
COMMUNICATIONS EQUIPMENT—2.5%
ARRIS Group, Inc.*	406,950	10,540,005
Aruba Networks, Inc.*	185,300	3,652,263
Finisar Corp.*	231,850	5,497,163
Ruckus Wireless, Inc.*	258,550	3,472,327
		23,161,758
CONSTRUCTION & ENGINEERING—0.8%
Primoris Services Corp.	245,400	7,796,358

CONSTRUCTION MATERIALS—1.0%
Eagle Materials, Inc.	121,800	9,591,750

CONSUMER FINANCE—0.6%
Portfolio Recovery Associates, Inc.*	103,050	5,175,171

DATA PROCESSING & OUTSOURCED SERVICES—1.7%
MAXIMUS, Inc.	211,200	8,948,544
WEX, Inc.*	81,085	6,678,161
		15,626,705
EDUCATION SERVICES—1.1%
Grand Canyon Education, Inc.*	229,600	10,061,072

ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Acuity Brands, Inc.	88,050	11,185,872

ELECTRONIC COMPONENTS—0.6%
Belden, Inc.	87,450	5,658,889

ELECTRONIC EQUIPMENT MANUFACTURERS—2.5%
Cognex Corp.*	141,850	5,595,982
Control4 Corp.*	111,900	2,564,748
FEI Co.	83,950	7,867,794
OSI Systems, Inc.*	123,750	7,168,838
		23,197,362
FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	125,614	8,487,738

FOOTWEAR—0.2%
Wolverine World Wide, Inc.	68,300	1,905,570

FOREST PRODUCTS—0.8%
Louisiana-Pacific Corp.*	443,350	7,771,926

HEALTH CARE EQUIPMENT—2.9%
Insulet Corp.*	262,250	11,276,750
Thoratec Corp.*	157,350	5,497,809

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—(CONT.)
Wright Medical Group, Inc.*	329,821	$10,029,857
		26,804,416
HEALTH CARE FACILITIES—1.5%
Acadia Healthcare Co., Inc.*	110,400	5,634,816
Healthsouth Corp.	280,500	8,729,160
		14,363,976
HEALTH CARE SERVICES—1.0%
Team Health Holdings, Inc.*	218,600	9,434,776

HEALTH CARE SUPPLIES—2.1%
Align Technology, Inc.*	158,250	9,403,215
Endologix, Inc.*	544,500	8,712,000
TearLab Corp.*	224,700	1,503,243
		19,618,458
HEALTH CARE TECHNOLOGY—1.6%
athenahealth, Inc.*	68,400	10,082,160
HMS Holdings Corp.*	193,850	4,464,365
		14,546,525
HOME IMPROVEMENT RETAIL—0.6%
Lumber Liquidators Holdings, Inc.*	61,050	5,432,840

HOMEBUILDING—0.7%
Taylor Morrison Home Corp., Cl. A*	291,850	6,172,628

HOMEFURNISHING RETAIL—0.6%
Pier 1 Imports, Inc.	309,550	5,915,501

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
On Assignment, Inc.*	318,700	9,459,016

INDUSTRIAL MACHINERY—5.0%
Actuant Corp., Cl. A	292,560	10,011,403
Chart Industries, Inc.*	66,800	5,707,392
Middleby Corp.*	26,850	6,620,673
RBC Bearings, Inc.*	87,550	5,676,742
Rexnord Corp.*	117,700	3,057,846
The ExOne Co.*	145,450	6,844,877
Watts Water Technologies, Inc.	159,350	8,926,787
		46,845,720
INTERNET SOFTWARE & SERVICES—7.2%
Cornerstone OnDemand, Inc.*	168,380	9,606,079
DealerTrack Holdings, Inc.*	219,300	10,230,345
Demandware, Inc.*	134,550	8,568,144
E2open, Inc.*	112,450	2,693,177
Millennial Media, Inc.*	333,800	2,650,372
OpenTable, Inc.*	96,550	7,268,284
SPS Commerce, Inc.*	93,650	6,051,663
Textura Corp.*	183,150	5,758,236
Trulia, Inc.*	218,850	7,556,891
Vistaprint NV*	154,550	7,554,404
		67,937,595
IT CONSULTING & OTHER SERVICES—0.6%
InterXion Holding NV*	218,500	5,379,470

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE FACILITIES—1.6%
Life Time Fitness, Inc.*	147,795	$6,083,242
Six Flags Entertainment Corp.	258,750	9,286,538
		15,369,780
LEISURE PRODUCTS—0.9%
Brunswick Corp.	205,150	8,505,519

LIFE SCIENCES TOOLS & SERVICES—1.5%
Charles River Laboratories International, Inc.*	163,150	9,222,869
ICON PLC.#*	125,000	5,251,250
		14,474,119
MANAGED HEALTH CARE—0.7%
Molina Healthcare, Inc.*	192,750	6,939,000

METAL & GLASS CONTAINERS—0.2%
Berry Plastics Group, Inc.*	82,300	1,835,290

MOVIES & ENTERTAINMENT—0.9%
Lions Gate Entertainment Corp.	251,100	8,118,063

OIL & GAS EQUIPMENT & SERVICES—0.9%
Bristow Group, Inc.	59,800	4,293,042
Hornbeck Offshore Services, Inc.*	92,850	3,965,623
		8,258,665
OIL & GAS EXPLORATION & PRODUCTION—3.0%
Approach Resources, Inc.*	230,900	4,638,781
Kodiak Oil & Gas Corp.*	462,450	4,906,594
Northern Oil and Gas, Inc.*	601,100	8,739,994
PDC Energy, Inc.*	50,850	2,535,381
Rosetta Resources, Inc.*	171,800	7,320,398
		28,141,148
PACKAGED FOODS & MEATS—2.0%
B&G Foods, Inc.	260,800	8,546,416
Hain Celestial Group, Inc.*	112,667	10,352,971
		18,899,387
PHARMACEUTICALS—1.8%
Aratana Therapeutics, Inc.*	99,100	2,131,641
Auxilium Pharmaceuticals, Inc.*	245,550	6,281,169
Horizon Pharma, Inc.*	143,400	1,413,924
Questcor Pharmaceuticals, Inc.	101,150	6,778,061
		16,604,795
REAL ESTATE SERVICES—0.9%
Jones Lang LaSalle, Inc.	74,200	8,478,092

REGIONAL BANKS—0.8%
Synovus Financial Corp.	2,336,950	7,828,783

RESEARCH & CONSULTING SERVICES—1.2%
CoStar Group, Inc.*	51,505	8,860,920
The Advisory Board Co.*	44,250	2,801,468
		11,662,388
RESTAURANTS—2.0%
Buffalo Wild Wings, Inc.*	20,750	2,943,595
Domino’s Pizza, Inc.	88,950	6,280,759
Fiesta Restaurant Group, Inc.*	117,650	5,055,421

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
Papa John’s International, Inc.	99,900	$4,808,187
		19,087,962
SEMICONDUCTOR EQUIPMENT—0.5%
SunEdison, Inc.*	324,650	4,515,882

SEMICONDUCTORS—3.2%
Applied Micro Circuits Corporation*	410,900	4,150,090
Cypress Semiconductor Corp.	643,700	6,462,748
Intersil Corp.	453,550	5,143,257
Microsemi Corp.*	396,250	9,288,100
Semtech Corp.*	203,100	4,632,711
		29,676,906
SPECIALIZED CONSUMER SERVICES—0.8%
LifeLock, Inc.*	89,150	1,819,552
Sotheby’s	111,650	5,350,268
		7,169,820
SPECIALTY CHEMICALS—2.6%
Calgon Carbon Corp.*	35,350	717,958
Chemtura Corp.*	297,850	7,470,078
Cytec Industries, Inc.	77,600	6,981,672
PolyOne Corp.	264,300	9,398,508
		24,568,216
SPECIALTY STORES—0.6%
Five Below, Inc.*	163,790	6,002,903

SYSTEMS SOFTWARE—2.2%
CommVault Systems, Inc.*	105,850	7,311,060
FleetMatics Group PLC.*	187,650	7,507,876
Infoblox, Inc.*	57,900	2,031,132
Proofpoint, Inc.*	104,450	4,228,136
		21,078,204
THRIFTS & MORTGAGE FINANCE—0.9%
MGIC Investment Corp.*	938,600	7,968,714

TRADING COMPANIES & DISTRIBUTORS—0.7%
Beacon Roofing Supply, Inc.*	180,900	6,836,211

TRUCKING—1.2%
Swift Transportation Co.*	496,750	10,829,150
TOTAL COMMON STOCKS
(Cost $683,691,090)		892,191,496

RIGHTS—%
BIOTECHNOLOGY—%
Neuralstem, Inc., 1/8/2019(L2)	250,375	—
(Cost $0)		—
MASTER LIMITED PARTNERSHIP—0.5%
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Fortress Investment Group LLC, Cl. A	540,162	4,467,140
(Cost $3,400,348)		4,467,140

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—1.5%
OFFICE—0.8%
Dupont Fabros Technology, Inc.	291,300	$7,570,887

SPECIALIZED—0.7%
Sovran Self Storage, Inc.	99,550	6,760,440
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $14,806,435)		14,331,327
Total Investments
(Cost $701,897,873)(a)	97.1%	910,989,963
Other Assets in Excess of Liabilities	2.9%	27,099,322
NET ASSETS	100.0%	$938,089,285

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $707,024,249, amounted to $203,965,714 which consisted of aggregate gross unrealized appreciation of $225,253,798 and aggregate gross unrealized depreciation of $21,288,084.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds — Alger Capital Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund (formerly the Alger Large Cap Growth Institutional Fund), Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the cost of its transfer agency and sub-transfer agency services and each of Classes A, C and R bears the cost of its plan of distribution.

The Alger Large Cap Growth Institutional Fund changed its name to Alger Capital Appreciation Focus Fund effective December 31, 2012.  Its investment objective to seek long-term capital appreciation did not change.  The Fund also started offering Class A, C and Z shares on December 31, 2012.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees. Investments of the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 —  quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities also may include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events.  Inputs for Level 3 include unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  Based  upon  the  nature,  characteristics,  and  risks associated  with  their  investments  as  of  January 31, 2014,  the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Capital Appreciation Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$577,192,410	$577,192,410	—	—
Consumer Staples	131,739,542	131,739,542	—	—
Energy	90,614,278	90,614,278	—	—
Financials	162,223,558	162,223,558	—	—
Health Care	408,077,378	408,077,378	—	—
Industrials	240,656,891	240,656,891	—	—
Information Technology	672,495,885	672,495,885	—	—
Materials	69,274,424	69,274,424	—	—
Telecommunication Services	25,997,050	25,997,050	—	—
TOTAL COMMON STOCKS	$2,378,271,416	$2,378,271,416	—	—
CONVERTIBLE NOTES
Consumer Discretionary	824,232	—	—	824,232
MASTER LIMITED PARTNERSHIP
Financials	25,093,967	25,093,967	—	—
TOTAL INVESTMENTS IN SECURITIES	$2,404,189,615	$2,403,365,383	—	$824,232

Alger Capital Appreciation Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	4,213,296	4,213,296	—	—
Consumer Staples	861,211	861,211	—	—
Energy	469,338	469,338	—	—
Financials	1,133,373	1,133,373	—	—
Health Care	1,947,709	1,947,709	—	—
Industrials	1,598,588	1,598,588	—	—
Information Technology	4,763,952	4,763,952	—	—
Materials	528,366	528,366	—	—
Telecommunication Services	76,970	76,970	—	—
TOTAL COMMON STOCKS	$15,592,803	$15,592,803	—	—
MASTER LIMITED PARTNERSHIP
Financials	431,973	431,973	—	—
TOTAL INVESTMENTS IN SECURITIES	$16,024,776	$16,024,776	—	—

Alger Mid Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	46,612,740	46,612,740	—	—
Consumer Staples	10,593,192	10,593,192	—	—
Energy	11,673,940	11,673,940	—	—
Financials	9,431,786	9,431,786	—	—
Health Care	24,301,502	24,301,502	—	—
Industrials	24,647,141	24,647,141	—	—
Information Technology	31,189,825	31,189,825	—	—
Materials	7,747,461	7,747,461	—	—
Telecommunication Services	1,745,814	1,745,814	—	—
TOTAL COMMON STOCKS	$167,943,401	$167,943,401	—	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Mid Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CONVERTIBLE NOTES
Consumer Discretionary	$59,048	—	—	$59,048
MASTER LIMITED PARTNERSHIP
Financials	1,281,008	1,281,008	—	—
PURCHASED OPTIONS
Energy	128,311	128,311	—	—
TOTAL INVESTMENTS IN SECURITIES	$169,411,768	$169,352,720	—	$59,048
SECURITIES SOLD SHORT OPTIONS WRITTEN
Energy	941,364	449,634	491,730	—

Alger Small Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	152,007,768	152,007,768	—	—
Consumer Staples	27,387,125	27,387,125	—	—
Energy	36,399,813	36,399,813	—	—
Financials	43,516,242	43,516,242	—	—
Health Care	203,099,778	201,468,596	1,631,182	—
Industrials	146,914,992	146,914,992	—	—
Information Technology	227,533,613	227,533,613	—	—
Materials	43,767,182	43,767,182	—	—
Telecommunication Services	11,564,983	11,564,983	—	—
TOTAL COMMON STOCKS	$892,191,496	$890,560,314	$1,631,182	—
MASTER LIMITED PARTNERSHIP
Financials	4,467,140	4,467,140	—	—
REAL ESTATE INVESTMENT TRUST
Financials	14,331,327	14,331,327	—	—
TOTAL INVESTMENTS IN SECURITIES	$910,989,963	$909,358,781	$1,631,182	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Convertible Notes
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	824,232
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2014	824,232
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2014	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Convertible Notes
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	59,048
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2014	59,048
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2014	$—

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of December 31, 2013. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Fair Value December 31, 2013	Valuation Methodology	Unobservable Input	Range
Alger Capital Appreciation Institutional Fund
Convertible Note	$824,232	Market Approach	Revenue Multiple EBITDA Multiple	0.90x to 1.8x 7.6x to 14.2x
Alger Mid Cap Growth Institutional Fund
Convertible Note	$59,048	Market Approach	Revenue Multiple EBITDA Multiple	0.90x to 1.8x 7.6x to 14.2x

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On January 31, 2014 there were no transfers of securities between Level 1 and Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Institutional Fund	$60,756,393	$60,756,393	—	—
Alger Capital Appreciation Focus Fund	868,191	868,191	—	—
Alger Mid Cap Growth Institutional Fund	1,819,878	1,819,878	—	—
Alger Small Cap Growth Institutional Fund	29,948,427	29,948,427	—	—
Total	$93,392,889	$93,392,889	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign-currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolio.  The cash flows may be an important source of the Funds’ return, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.  During the period ended January, 31 2014, written equity and index put options were used in accordance with this objective.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

The fair values of derivative instruments as of January 31, 2014 are as follows:

Alger Mid Cap Growth Institutional Fund

	ASSET DERIVATIVES 2014		LIABILITY DERIVATIVES 2014
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in Securities, at value	$128,311
Purchased Call Options	Investments in Securities, at value	—
Written Put Options	—	—	Written options outstanding, at value	$719,054
Written Call Options	—	—	Written options outstanding, at value	222,310
Total		$128,311		$941,364

For the three months ended January 31, 2014, the Alger Mid Cap Growth Institutional Fund had option purchases of $1,738,962 and option sales of $2,957,836. The effect of derivative instruments on the statement of operations for the three months ended January 31, 2014 is as follows:

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Net realized gain on investments and options

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(271,276)
Written Options	1,237,514
Total	$966,238

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$50,975
Written Options	28,943
Total	$79,918

NOTE 5 — Recent Accounting Pronouncements:

In June 2013, the FASB issued ASU 2013-08, Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). The amendments in ASU 2013-08 include an accounting update that modifies the criteria used in defining an investment company under GAAP and sets forth certain measurement and disclosure requirements. This update requires an investment company to measure noncontrolling interests in another investment company at fair value and requires an entity to disclose the fact that it is an investment company, and provide information about changes, if any, in its status as an investment company. An entity will also need to include disclosures around financial support that has been provided or is contractually required to be provided to any of its investees. The new guidance is effective for annual reporting periods beginning on or after January 1, 2014. The Fund does not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By	/s/Hal Liebes

Hal Liebes

President

Date: March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: March 27, 2014

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 27, 2014